Shareholder Report, Average Annual Return (Details) 222280_Perritt MicroCap Opportunities Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Perritt MicroCap Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Perritt MicroCap Opportunities Fund
Average Annual Return, Percent	12.49%	13.66%	6.81%
Bloomberg US Aggregate Equity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Equity Total Return Index
Average Annual Return, Percent	20.96%	16.68%	14.07%
Bloomberg US Micro Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Micro Cap Total Return Index
Average Annual Return, Percent	23.66%	10.57%	8.18%